CAPITAL MANAGEMENT	12 Months Ended
Jun. 30, 2023
CAPITAL MANAGEMENT [Abstract]
CAPITAL MANAGEMENT

5.	CAPITAL MANAGEMENT

During the financial years ended June 30, 2023, 2022 and 2021, the capital structure of the Group consists of equity comprising ordinary share capital. During those financial years the Group was not exposed to any externally imposed capital or gearing requirements.